Accumulated Other Comprehensive Income - Amount of Income Tax (Expense) Benefit Allocated to Component of Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Equity [Abstract]
Foreign Currency Translation, Other comprehensive (loss) income, before tax	$ (4,723)	$ (34,252)
Foreign Currency Translation, Income tax benefit (expense)	(535)	343
Foreign Currency Translation, Other comprehensive (loss) income, net of tax	(5,258)	(33,909)
Pension and Post-retirement Benefits, Other comprehensive income (loss), before tax	(297)	(74)
Pension and Post-retirement Benefits, Income tax benefit (expense)	(4)	0
Pension and Post-retirement Benefits, Other comprehensive (loss) income, net of tax	(301)	(74)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	(6,319)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	2,308
Unrealized loss on interest rate swap, Other comprehensive (loss) income, net of tax	(4,011)	0
Other, Other comprehensive (loss) income, before tax	54	52
Other, Income tax benefit (expense)	(19)	(20)
Other, Other comprehensive (loss) income, net of tax	$ 35	$ 32